Trade and other receivables and deferred expenses	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables and deferred expenses	Trade and other receivables and deferred expenses

	2025	2024
Current
Trade receivables, net of loss allowance	$2,978	$5,242
Deposits, prepayments and other receivables
- deposits	449	568
- prepayments	10,099	7,047
- other receivables - current	1,312	360
	11,860	7,975
Deferred expenses (note)	—	3,549
	$14,838	$16,766
Note:    Deferred expenses represent the advanced bonus payment to a director and certain employees for retention purpose under various arrangements. These balances are amortized over the period as stated in the employment agreements and recognized as an expense when the Group consumes the benefit arising from the services provided by the director and those employees in exchange for employee benefits. The amounts expected to be amortized within one year were recognized under current assets.
All trade receivables, deposits, prepayments and other receivables are expected to be recovered or recognized as expense within one year. Trade receivables are due within 30 to 90 days from the date of billing.
Information about the Group’s exposure to credit and market risks, and expected credit loss for trade receivables is included in note 31(C).